Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Changes in Civil, Labor and Other Risks Provisions (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Economic Plans [member]
Disclosure of other provisions [line items]
Increase in provision	R$ (184)	R$ 184